Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation [Abstract]
Summary Of The Company's Outstanding Restricted Shares And Phantom Share Units

	Restricted shares		Phantom share units
	Number of shares	W.A. grant date FV	Number of shares	W.A. grant date FV
December 31, 2008	—	$—	133,166	$24.42
Granted	44,374	10.66	177,000	7.75
Vested	—	—	—	—
Exchanged for common shares	—	—	(38,166)	23.35

December 31, 2009	44,374	10.66	272,000	13.72
Granted	53,104	10.00	177,000	10.22
Vested	(51,574)	10.51	—	—
Exchanged for common shares	—	—	(105,000)	16.01

December 31, 2010	45,904	$10.06	344,000	$11.22
Granted	43,200	13.04	190,000	15.43
Vested	(45,904)	10.06	—	—

December 31, 2011	43,200	$13.04	534,000	$12.72